Subsequent Events (Details) - USD ($) $ in Thousands		1 Months Ended		6 Months Ended
	Jul. 05, 2022	Sep. 27, 2022	Jul. 31, 2022	Jun. 30, 2022
Pre-Funded Warrants [Member]
Subsequent Events [Abstract]
Warrants exercised				0
Subsequent Event [Member]
Subsequent Events [Abstract]
Shares issued (in shares)		218,700	261,450
Subsequent Event [Member] | Pre-Funded Warrants [Member]
Subsequent Events [Abstract]
Warrants exercised		4,374,000	5,229,000
Subsequent Event [Member] | Africanus [Member] | Series F Preferred Stock [Member]
Subsequent Events [Abstract]
Stock redeemed (in shares)	865,558
Stock redeemed, value	$ 10,387
Redemption premium embedded in deemed dividends	$ 1,731
Redemption premium percentage embedded in deemed dividend	20.00%